Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 1,096	$ 1,286
Other comprehensive income (loss), net of tax:
Net unrealized (loss) gain on translation of net investment in foreign operations	(555)	166
Net unrealized (loss) gain on cash flow hedges	(102)	94
Reclassification of net gain on cash flow hedges to net income	(54)	(56)
Reclassification of net loss on pensions to net income	1	1
Pension and post-retirement benefits	1	(5)
Other comprehensive (loss) income	(709)	200
Comprehensive income	387	1,486
Comprehensive income attributable to non-controlling interests	(71)	(56)
Comprehensive income attributable to Magna International Inc.	$ 316	$ 1,430